August 4, 2026

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Certification Pursuant to Rule 497(j)
Tributary Funds, Inc. (the "Registrant")
File Numbers 033-85982 and 811-08846

Ladies and Gentlemen:

On behalf of the Registrant, and pursuant to Rule 497(j) of the Securities Act of 1933, as amended (the “1933 Act”), the Registrant certifies that the forms of Prospectuses and Statements of Additional Information (“SAI”) of the Registrant do not differ from the Prospectuses and SAIs contained in Post-Effective Amendment No. 70 to the Registration Statement of the Registrant which was filed electronically via EDGAR on July 21, 2026 (accession number 0001398344-26-012400) and effective August 1, 2026.

If you have any questions related to this filing, please do not hesitate to contact me at (207) 347-2038 or lindsey.dorval@apexgroup.com.

Very truly yours,
/s/ Lindsey Dorval
Lindsey Dorval, Esq.
Secretary
Tributary Funds, Inc.

cc:	Stephen C. Wade
Rodney L. Ruehle
Karen Shaw